INVESTMENTS (Details 7)	12 Months Ended				1 Months Ended			0 Months Ended		1 Months Ended
	Dec. 31, 2013 CNY	May 31, 2012 Starway Hong Kong	Nov. 30, 2013 Starway Hong Kong Hanting	May 31, 2012 Starway Hong Kong Hanting	Jun. 30, 2013 Yishang Network CNY	Jun. 30, 2013 Yishang Network Minimum USD ($)	Jun. 30, 2013 Yishang Network Maximum USD ($)	Dec. 03, 2013 Keystone USD ($)	Dec. 03, 2013 Keystone CNY	Oct. 31, 2013 Zhong'an Online CNY	May 31, 2013 BTG-Jianguo CNY
Investment transaction disclosures
Percentage of equity interest acquired					35.00%			4.00%	4.00%	5.00%
Total consideration of acquisition					13,000,000			$ 25,500,000	155,000,000	50,000,000
Total revenue and net income performance period up to which contingent consideration is tied up					1 year
Total enterprise value						5,000,000	17,000,000
Contingent consideration as a liability					9,000,000
Company's non-controlling interest (as a percent)		49.00%
Transferred equity percentage			49.00%	51.00%
Gain on disposal of cost method investment	4,014,829										4,000,000
Impairments recorded for investments	0